Related party transactions - Service agreements and products with related parties (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Service Agreements
Related Party Transactions
Sales of goods and services	€ 4,107	€ 5,713
Purchases of goods and services	44,255	76,030
Balances
Accounts receivable	4,173		€ 21,046
Accounts payable	1,621		3,366
Accrued expenses	4,757		11,581
Products
Related Party Transactions
Sales of goods and services	49,964	49,880
Purchases of goods and services	432,074	307,195
Balances
Accounts receivable	28,853		19,890
Accounts payable	90,826		51,362
Fresenius SE | Service Agreements
Related Party Transactions
Sales of goods and services	75	61
Purchases of goods and services	7,766	16,217
Balances
Accounts receivable	149		83
Accounts payable	316		196
Fresenius SE affiliates | Service Agreements
Related Party Transactions
Sales of goods and services	393	627
Purchases of goods and services	36,481	59,813
Balances
Accounts receivable	385		1,555
Accounts payable	1,305		3,170
Fresenius SE affiliates | Products
Related Party Transactions
Sales of goods and services	49,964	49,880
Purchases of goods and services	32,089	16,303
Balances
Accounts receivable	28,853		19,890
Accounts payable	8,696		7,818
Equity method investees | Service Agreements
Related Party Transactions
Sales of goods and services	3,639	5,025
Purchases of goods and services	8
Balances
Accounts receivable	3,639		19,408
Equity method investees | Products
Related Party Transactions
Purchases of goods and services	399,985	€ 290,892
Balances
Accounts payable	€ 82,130		€ 43,544